Fair Value Measurement - Schedule of Significant Unobservable Inputs Adopted in Valuation of Fair Value Assets (Detail) - Valuation, Market Approach - Significant Unobservable Inputs (Level 3)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020	Mar. 31, 2019 CNY (¥)	Mar. 31, 2019	Mar. 31, 2018 CNY (¥)	Mar. 31, 2018
Lack of Marketability Discount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs	30	0.30	30	0.30	30	0.30
Risk Free Rate | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs	0.3	0.003	2.25	0.0225	2.57	0.0257
Risk Free Rate | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs	2.29	0.0229	2.60	0.0260	3.74	0.0374
Expected Volatility | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs	42	0.42	45	0.45	40	0.40
Expected Volatility | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs	54	0.54	52.68	0.5268	43.34	0.4334
Revenue Multiple
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs						2.68
Revenue Multiple | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs		5.09		2.80
Revenue Multiple | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs		11.18		18.74
Net Profit Multiple
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs		8.95		21.23